UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	10/31

Date of reporting period:	01/31/2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

STANDPOINT MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

Exchange-Traded Funds - 48.15%	Shares	Fair Value

iShares Core MSCI EAFE ETF	3,600	$228,420
iShares Core S&P Total U.S. Stock Market ETF	4,800	348,432
Schwab International Equity ETF	6,900	225,423
Schwab U.S. Broad Market ETF	4,500	345,645
SPDR Portfolio Developed World EX-US ETF	7,400	225,478
SPDR Portfolio S&P 500 Composite Stock Market ETF	8,800	350,064
Vanguard FTSE Developed Markets ETF	5,300	226,522
Vanguard Total Stock Market ETF	2,100	343,392
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,337,685)		2,293,376

Money Market Funds - 20.99%
Fidelity Investments Money Market Government Portfolio, Class I, 1.46%(a)	1,000,000	1,000,000

TOTAL MONEY MARKET FUNDS
(Cost $1,000,000)		1,000,000

Total Investments — 69.14%
(Cost $3,337,685)		$3,293,376

Other Assets in Excess of Liabilities — 30.86%(b)		1,469,726

Net Assets — 100.00%		$4,763,102

(a)	Rate disclosed is the seven day effective yield as of January 31, 2020.

(b)	Includes cash held as margin for futures contracts.

See accompanying notes which are an integral part of this schedule of investments.

STANDPOINT MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
January 31, 2020 (Unaudited)
LONG CONTRACTS	Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

10 Year Commonwealth Treasury Bond Future	2	March 2020	$198,014	$956
ASX SPI 200 Index Future	1	March 2020	116,389	368
British Pound Future	1	March 2020	82,606	831
Chicago SRW Wheat Future(a)	2	March 2020	55,375	(1,438)
Cocoa Future(a)	1	March 2020	27,770	210
E-Mini S&P 500 Future	8	March 2020	1,289,600	(16,898)
Euro STOXX 50 Future	10	March 2020	403,616	(10,160)
Euro-BTP Italian Government Bond Future	2	March 2020	328,372	6,289
FTSE 100 Index Future	2	March 2020	190,619	(6,292)
Gold Future(a)	4	April 2020	635,160	2,520
London Cocoa Future(a)	1	March 2020	25,816	145
Mexican Peso Future	5	March 2020	131,650	190
Milling Wheat Future(a)	1	March 2020	10,592	(139)
MSCI EAFE Index Future	1	March 2020	98,825	(1,055)
Sugar No. 11(a)	3	February 2020	49,090	1,087
Tokyo Price Index Future	2	March 2020	309,904	(6,830)
				$(30,216)

SHORT CONTRACTS
CBOE Volatility Index (VIX) Future	(1)	February 2020	(18,225)	(725)
Corn Future(a)	(6)	March 2020	(114,375)	700
Euro FX Future	(3)	March 2020	(416,944)	(2,138)
Euro-BOBL German Government Bond Future	(2)	March 2020	(299,379)	(1,398)
Japanese Yen Future	(3)	March 2020	(346,856)	(2,443)
Lean Hog Future(a)	(2)	April 2020	(49,280)	9,450
Low Sulphur Gas Oil Future(a)	(5)	March 2020	(251,250)	5,150
Natural Gas Future(a)	(7)	February 2020	(128,870)	4,350
NY Harbor ULSD Future(a)	(2)	February 2020	(136,786)	7,089
Soybean Meal Future(a)	(3)	March 2020	(87,300)	1,950
				$21,985

Total Open Futures Contracts				$(8,231)

(a)	Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.

See accompanying notes which are an integral part of this schedule of investments.

At January 31, 2020, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$41,285
Gross unrealized depreciation	(93,825)
Net unrealized appreciation/(depreciation) on investments	$(52,540)
Tax cost of investments	$3,337,685

Standpoint Multi-Asset Fund

Related Notes to the Consolidated Schedule of Investments

January 31, 2020

(Unaudited)

The Standpoint Multi-Asset Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (“Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Standpoint Multi-Asset Fund

Related Notes to the Consolidated Schedule of Investments - continued

January 31, 2020

(Unaudited)

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Standpoint Asset Management, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of January 31, 2020:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,293,376	$-	$-	$2,293,376
Money Market Funds	1,000,000	-	-	1,000,000
Short Futures Contracts(a)	21,985	-	-	21,985
Total	$3,315,361	$-	$-	$3,315,361

Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts(a)	$(30,216)	$-	$-	$(30,216)
Total	$(30,216)	$-	$-	$(30,216)

(a)	The amount shown represents the net unrealized appreciation/(depreciation) of the futures contracts.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Consolidation of Subsidiary – Standpoint Multi-Asset (Cayman) Fund, Ltd. (the “CFC”) – The Consolidated Schedule of Investments of the Fund include the accounts of the CFC, which is a wholly-owned and controlled foreign subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. As of January 31, 2020, the net assets of the CFC were $331,424, which represented 6.96% of the Fund's net assets.

Standpoint Multi-Asset Fund

Related Notes to the Consolidated Schedule of Investments - continued

January 31, 2020

(Unaudited)

Futures Contracts – The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to obtain market exposure in an effort to generate returns. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.

The value of the derivative instruments outstanding as of January 31, 2020, as disclosed in the Consolidated Schedule of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	3/26/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	3/26/2020

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	3/26/2020